UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: October 31, 2006

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

The Income Fund of America®
Investment portfolio

October 31, 2006		unaudited

Common stocks — 66.95%	Shares	Market value (000)

FINANCIALS — 17.41%
Citigroup Inc.	25,735,000	$1,290,868
Washington Mutual, Inc.	18,591,900	786,437
Wells Fargo & Co.	20,563,600	746,253
Société Générale	4,386,500	728,752
HSBC Holdings PLC (United Kingdom)	26,952,825	510,906
HSBC Holdings PLC (Hong Kong)	10,543,396	198,940
Bank of America Corp.	12,520,550	674,482
Fifth Third Bancorp	13,000,000	518,050
J.P. Morgan Chase & Co.	10,625,000	504,050
Equity Residential	8,337,700	455,322
Lloyds TSB Group PLC	40,349,900	430,520
SunTrust Banks, Inc.	4,545,000	359,010
Hang Lung Properties Ltd.	156,970,000	342,182
iStar Financial, Inc.[1]	7,365,000	341,220
Boston Properties, Inc.	2,995,000	319,956
ING Groep NV	6,876,076	304,541
Equity Office Properties Trust	6,775,000	287,938
PNC Financial Services Group, Inc.	3,800,000	266,114
Developers Diversified Realty Corp.	4,270,000	260,043
National City Corp.	6,850,000	255,163
CapitalSource Inc.	8,628,441	239,353
BNP Paribas	2,145,000	235,794
Wachovia Corp.	4,200,000	233,100
Kimco Realty Corp.	4,842,000	215,130
Banco Itaú Holding Financeira SA, preferred nominative	6,210,000	204,486
U.S. Bancorp	5,400,000	182,736
Cathay Financial Holding Co., Ltd.	91,447,298	177,394
Hospitality Properties Trust	3,452,200	167,294
Arthur J. Gallagher & Co.[1]	5,403,700	150,493
Unibail Holding	595,000	129,523
Allied Capital Corp.	3,848,020	121,328
Fannie Mae	1,906,200	112,961
Crescent Real Estate Equities Co.	5,045,000	109,981
Sunstone Hotel Investors, Inc.[1]	3,593,400	105,862
St. George Bank Ltd.	4,046,552	101,535
DnB NOR ASA	7,500,000	98,260
Regions Financial Corp.	2,350,000	89,182
Compass Bancshares, Inc.	1,550,000	87,203
Banco Santander Central Hispano, SA	5,030,828	87,046
Archstone-Smith Trust	1,400,000	84,294
XL Capital Ltd., Class A	1,175,000	82,896
Health Care Property Investors, Inc.	2,442,300	76,688
Westpac Banking Corp.	3,671,144	68,071
Camden Property Trust	789,300	63,712
Hysan Development Co. Ltd.	21,815,601	54,959
Unibanco-União de Bancos Brasileiros SA, units (GDR)	697,000	54,889
Sky Financial Group, Inc.	1,000,000	25,050
First Niagara Financial Group, Inc.	1,300,000	18,616
First Midwest Bancorp, Inc.	300,074	11,412
Beverly Hills Bancorp Inc.[1]	1,295,900	10,873
		12,980,868

UTILITIES — 8.35%
Duke Energy Corp.	22,580,000	714,431
National Grid PLC	41,045,175	524,430
E.ON AG	3,850,000	461,784
Entergy Corp.	5,022,600	431,090
Progress Energy, Inc.	7,415,400	341,108
Dominion Resources, Inc.	4,158,498	336,797
Exelon Corp.	5,050,000	312,999
Public Service Enterprise Group Inc.	5,107,000	311,782
DTE Energy Co.	5,000,000	227,150
Equitable Resources, Inc.	5,470,000	221,644
Ameren Corp.	3,900,000	210,990
PPL Corp.	6,000,000	207,120
Southern Co.	5,370,000	195,468
NiSource Inc.	7,745,000	180,226
Consolidated Edison, Inc.	3,670,000	177,445
American Electric Power Co., Inc.	4,250,000	176,078
RWE AG	1,750,000	172,901
Hongkong Electric Holdings Ltd.	33,080,000	155,619
FirstEnergy Corp.	2,440,000	143,594
Endesa, SA	3,000,000	132,985
Xcel Energy Inc.	5,225,000	115,316
Edison International	2,500,000	111,100
KeySpan Corp.	2,160,000	87,653
FPL Group, Inc.	1,500,000	76,500
NSTAR	2,065,250	71,850
MDU Resources Group, Inc.	2,655,000	68,180
Northeast Utilities	2,386,200	59,679
		6,225,919

TELECOMMUNICATION SERVICES — 7.77%
AT&T Inc.	50,160,575	1,718,000
BellSouth Corp.	31,510,000	1,421,101
Verizon Communications Inc.	24,800,000	917,600
Koninklijke KPN NV	46,015,000	614,748
Telecom Italia SpA, nonvoting	150,760,000	380,892
Chunghwa Telecom Co., Ltd. (ADR)	12,868,988	235,374
Chunghwa Telecom Co., Ltd.	43,659,060	74,844
Vodafone Group PLC	87,500,000	225,264
SK Telecom Co., Ltd. (ADR)	4,175,000	100,534
Telefónica, SA	1,900,000	36,608
KT Corp.	738,480	33,517
Dobson Communications Corp., Class A2	2,290,483	17,774
Sprint Nextel Corp., Series 1	760,501	14,214
American Tower Corp., Class A2	42,271	1,523
XO Holdings, Inc.[2]	9,158	36
		5,792,029

CONSUMER STAPLES — 7.05%
Altria Group, Inc.	9,530,000	$ 775,075
Coca-Cola Co.	16,450,000	768,544
H.J. Heinz Co.	14,535,000	612,796
Reynolds American Inc.	9,107,000	575,198
General Mills, Inc.	8,700,000	494,334
Kimberly-Clark Corp.	5,700,000	379,164
Diageo PLC	17,650,000	326,488
ConAgra Foods, Inc.[1]	12,265,000	320,730
Unilever NV (New York registered)	6,751,750	163,392
Unilever NV	2,355,000	58,056
UST Inc.	4,000,000	214,240
Sara Lee Corp.	8,000,000	136,800
Tesco PLC	15,040,000	112,861
Goodman Fielder Ltd.[1]	67,000,000	107,892
SABMiller PLC	4,311,000	83,362
Kraft Foods Inc., Class A	2,000,000	68,800
Woolworths Ltd.	3,565,632	57,115
		5,254,847

HEALTH CARE — 5.63%
Merck & Co., Inc.	21,300,000	967,446
Bristol-Myers Squibb Co.	37,401,500	925,687
Eli Lilly and Co.	14,285,000	800,103
Pfizer Inc	20,665,000	550,722
Brookdale Senior Living Inc.	5,035,000	242,284
GlaxoSmithKline PLC	8,615,000	230,003
Abbott Laboratories	3,500,000	166,285
AstraZeneca PLC (United Kingdom)	2,645,000	156,264
Baxter International Inc.	1,972,048	90,655
Wyeth	1,431,500	73,050
Clarent Hospital Corp.[1,2,3]	484,684	121
		4,202,620

ENERGY — 5.03%
Chevron Corp.	22,530,900	1,514,076
Royal Dutch Shell PLC, Class A (ADR)	10,196,000	709,845
Royal Dutch Shell PLC, Class B	6,314,144	226,131
Royal Dutch Shell PLC, Class B (ADR)	2,864,565	206,249
Royal Dutch Shell PLC, Class A	1,340,000	46,422
Marathon Oil Corp.	3,895,000	336,528
TOTAL SA	1,390,000	94,092
TOTAL SA (ADR)	1,290,000	87,901
Occidental Petroleum Corp.	3,600,000	168,984
Enbridge Inc.	3,150,389	105,939
Exxon Mobil Corp.	1,385,000	98,917
Kinder Morgan, Inc.	800,000	84,080
ENI SpA	2,400,000	72,364
		3,751,528

INDUSTRIALS — 4.99%
General Electric Co.	35,670,000	1,252,374
Waste Management, Inc.	11,872,400	444,977
Emerson Electric Co.	4,685,000	395,414
R.R. Donnelley & Sons Co.	10,245,000	346,896
Deutsche Post AG	9,521,400	263,640
Cooper Industries, Ltd., Class A	2,100,000	187,845
Hubbell Inc.	3,213,100	159,113
Avery Dennison Corp.	2,348,182	148,264
Bidvest Group Ltd.	7,265,000	120,303
Macquarie Korea Infrastructure Fund[1]	16,184,150	109,968
PACCAR Inc	1,805,700	106,915
Sandvik AB	7,500,000	91,666
Brambles Industries PLC	9,053,000	85,198
Singapore Technologies Engineering Ltd.	4,823,000	9,156
Delta Air Lines, Inc.[2,4]	542,911	592
		3,722,321

MATERIALS — 4.08%
Weyerhaeuser Co.	8,900,000	565,951
E.I. du Pont de Nemours and Co.	10,885,000	498,533
International Paper Co.	13,723,820	457,689
Dow Chemical Co.	8,421,500	343,513
MeadWestvaco Corp.[1]	9,565,696	263,248
Packaging Corp. of America[1]	6,736,800	154,744
Eastman Chemical Co.	2,000,000	121,840
UPM-Kymmene Corp.	4,100,000	104,057
RPM International, Inc.	5,385,000	103,123
Worthington Industries, Inc.[1]	5,714,900	98,753
Alcoa Inc.	3,200,000	92,512
Sonoco Products Co.	2,365,000	83,910
Akzo Nobel NV	1,398,500	78,410
Lyondell Chemical Co.	2,220,000	56,988
Freeport-McMoRan Copper & Gold Inc., Class B	300,000	18,144
		3,041,415

CONSUMER DISCRETIONARY — 2.68%
General Motors Corp.	11,975,000	418,167
Esprit Holdings Ltd.	40,949,000	396,326
DSG International PLC	45,000,000	186,648
ServiceMaster Co.	13,973,750	158,322
Leggett & Platt, Inc.	6,500,000	151,775
Snap-on Inc.	2,310,000	108,639
Kingfisher PLC	20,678,565	103,810
KangwonLand Inc.	4,672,395	90,531
Kesa Electricals PLC	13,338,258	89,217
Regal Entertainment Group, Class A	4,022,000	83,376
Tupperware Brands Corp.[1]	3,865,000	82,054
Harrah’s Entertainment, Inc.	805,300	59,858
Marks and Spencer Group PLC	3,195,000	40,000
Publishing & Broadcasting Ltd.	1,723,149	25,854
Greek Organization of Football Prognostics SA	208,856	7,457
TI Automotive Ltd., Class A2,3	7,000,000	—
		2,002,034

INFORMATION TECHNOLOGY — 0.69%
Microsoft Corp.	9,200,000	264,132
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	17,710,081	171,788
ASML Holding NV (New York registered)[2,4]	3,081,482	70,381
Micron Technology, Inc.[2,4]	339,328	4,903
ZiLOG, Inc.[2]	455,000	1,752
		512,956

MISCELLANEOUS — 3.27%
Other common stocks in initial period of acquisition		$ 2,440,836

Total common stocks (cost: $38,012,084,000)		49,927,373

Preferred stocks — 1.19%

FINANCIALS — 1.15%
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[4,5]	124,434,000	131,985
Fannie Mae, Series O, 7.085% preferred[4,5]	2,190,000	118,944
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[4,5]	71,950,000	76,892
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[4,5]	31,300,000	32,921
Vornado Realty Trust, Series I, 6.625% preferred	3,380,000	83,723
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[5]	53,430,000	53,801
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[4,5]	19,000,000	20,322
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[4,5]	60,950,000	62,093
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[4,5]	25,000,000	28,403
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred[4,5]	10,000,000	14,857
HSBC Holdings PLC 4.61%[4,5]	4,000,000	3,750
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	36,590,000	35,210
Public Storage, Inc., Series F, 6.45% preferred	1,000,000	24,700
Public Storage, Inc., Series V, 7.50% cumulative preferred depositary shares	400,000	10,256
BNP Paribas 5.186% noncumulative[4,5]	19,420,000	18,552
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[4,5]	8,000,000	9,023
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[4,5]	4,200,000	4,293
Wachovia Capital Trust III 5.80%[5]	20,000,000	20,195
Duke Realty Corp., Series B, 7.99% preferred cumulative step-up premium rate	300,000	15,084
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	520,000	13,790
RBS Capital Trust I 4.709% noncumulative trust preferred[5]	14,040,000	13,327
Société Générale 7.85%[4,5]	11,200,000	11,330
Simon Property Group, Inc., Series G, 7.89% preferred cumulative step-up premium rate	200,000	10,544
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred[1]	400,000	10,432
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[4,5]	9,825,000	10,318
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[4,5]	6,500,000	7,051
ACE Ltd., Series C, 7.80% preferred depositary shares	256,550	6,752
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up premium rate	112,500	6,061
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative step-up premium rate	50,000	5,222
Banco Santander Central Hispano, SA 6.80%[2,4]	59,300	1,483
		861,314

CONSUMER DISCRETIONARY — 0.04%
Delphi Corp., Series A, 8.25% cumulative trust preferred 2033[2]	1,201,245	26,908

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[2,3]	513	76

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc. 14.00% preferred 2009[2,3,6]	12	0

Total preferred stocks (cost: $847,762,000)		888,298

Warrants — 0.00%	Shares	Market value (000)

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[2]	18,316	$ 12
XO Holdings, Inc., Series B, warrants, expire 2010[2]	13,738	6
XO Holdings, Inc., Series C, warrants, expire 2010[2]	13,738	3
Allegiance Telecom, Inc., warrants, expire 2008[2,3,4]	20,000	0
GT Group Telecom Inc., warrants, expire 2010[2,3,4]	15,000	0

Total warrants (cost: $816,000)		21

Convertible securities — 3.00%	Shares or principal amount

FINANCIALS — 0.71%
Metropolitan Life Insurance Co., Class B, 6.375% convertible preferred 2008	6,400,000 units	189,568
Fannie Mae 5.375% convertible preferred	1,530	148,984
XL Capital Ltd. 7.00% convertible preferred	2,810,000 units	72,385
XL Capital Ltd. 6.50% ACES convertible preferred 2007	1,340,000 units	30,552
Genworth Financial, Inc. 6.00% convertible preferred 2007	2,400,000 units	86,520
		528,009

HEALTH CARE — 0.42%
Schering-Plough Corp. 6.00% convertible preferred 2007	2,499,900	137,645
Medtronic, Inc. 1.50% convertible notes 2011	$69,900,000	70,424
Medtronic, Inc. 1.625% convertible notes 2013	$45,500,000	45,898
Sepracor Inc. 5.00% convertible debentures 2007	$46,000,000	46,000
Incyte Corp. 3.50% convertible notes 2011[4]	$15,000,000	11,569
		311,536

INFORMATION TECHNOLOGY — 0.35%
Nortel Networks Corp. 4.25% convertible notes 2008	$80,000,000	77,200
Nortel Networks Corp. 4.25% convertible notes 2008[4]	$40,000,000	38,600
SCI Systems, Inc. 3.00% convertible debentures 2007	$57,500,000	57,212
International Rectifier Corp. 4.25% convertible notes 2007	$52,000,000	51,675
Liberty Media Holding Corp. 3.50% exchangeable debentures 2031	$30,000,000	31,425
LSI Logic Corp. 4.00% convertible notes 2006	$3,000,000	3,000
Fairchild Semiconductor Corp. 5.00% convertible notes 2008	$2,500,000	2,491
		261,603

INDUSTRIALS — 0.32%
UAL Corp. 4.50% convertible notes 2021[4]	$72,600,000	92,282
Allied Waste Industries, Inc., Series D, 6.25% convertible preferred 2008	240,000	79,874
Tyco International Group SA, Series B, 3.125% convertible debentures 2023[4]	$50,000,000	69,063
		241,219

TELECOMMUNICATION SERVICES — 0.30%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$100,000,000	163,625
American Tower Corp. 5.00% convertible debentures 2010	$38,100,000	38,195
Liberty Media Holding Corp. 4.00% exchangeable debentures 2029	$36,000,000	24,390
		226,210

UTILITIES — 0.21%
PG&E Corp. 9.50% convertible notes 2010	$28,000,000	87,780
NRG Energy, Inc. 5.75% convertible preferred	200,000	49,590
AES Trust VII 6.00% convertible preferred 2008	325,000	16,169
		153,539

MATERIALS — 0.16%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred	50,000	$ 68,512
Inco Ltd. 0% convertible notes LYON 2021	$26,000,000	52,975
		121,487

CONSUMER DISCRETIONARY — 0.13%
Amazon.com, Inc. 4.75% convertible debentures 2009	$59,137,000	58,028
Liberty Media Holding Corp. 3.25% exchangeable debentures 2031	$35,000,000	28,656
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	224,600	7,738
		94,422

ENERGY — 0.13%
El Paso Corp. 4.99% convertible preferred[4]	75,000	92,775

CONSUMER STAPLES — 0.05%
Albertson’s, Inc. 7.25% convertible preferred 2007	1,500,000 units	37,710

MISCELLANEOUS — 0.22%
Other convertible securities in initial period of acquisition		167,208

Total convertible securities (cost: $1,924,907,000)		2,235,718

Bonds & notes — 21.56%	Principal amount (000)

CONSUMER DISCRETIONARY — 3.61%
Delphi Automotive Systems Corp. 6.50% 2009[7]	$ 54,466	56,372
Delphi Corp. 6.50% 2013[7]	72,580	71,763
Delphi Automotive Systems Corp. 6.55% 2006[7]	17,105	17,832
Delphi Automotive Systems Corp. 7.125% 2029[7]	104,355	101,224
General Motors Nova Scotia Finance Co. 6.85% 2008	1,675	1,650
General Motors Corp. 7.20% 2011	138,470	129,816
General Motors Corp. 7.125% 2013	67,640	60,876
General Motors Corp. 7.70% 2016	20,145	18,055
General Motors Corp. 8.80% 2021	9,500	8,669
General Motors Corp. 9.40% 2021	5,775	5,429
General Motors Corp. 8.25% 2023	7,000	6,248
General Motors Corp. 8.375% 2033	10,000	8,950
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	9,000	9,338
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	4,375	4,134
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[4]	44,730	45,848
Charter Communications Operating, LLC, Term Loan B, 7.755% 2013[5,8]	36,500	36,979
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	13,350	13,650
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[4]	10,000	10,325
Comcast Cable Communications, Inc. 6.20% 2008	49,000	49,964
Lenfest Communications, Inc. 7.625% 2008	2,000	2,054
Comcast Corp. 5.674% 2009[5]	1,250	1,253
Comcast Cable Communications, Inc. 6.875% 2009	8,000	8,322
Comcast Cable Communications, Inc. 7.125% 2013	8,100	8,764
Comcast Corp. 5.85% 2015	19,200	19,343
Comcast Corp. 6.50% 2015	5,000	5,241
Comcast Corp. 5.90% 2016	8,475	8,545
Comcast Corp. 6.50% 2017	10,500	11,032
Comcast Corp. 5.65% 2035	2,650	2,441
R.H. Donnelley Inc. 10.875% 2012[4]	1,000	1,099
R.H. Donnelley Corp., Series A-2, 6.875% 2013	39,025	36,927
R.H. Donnelley Corp., Series A-1, 6.875% 2013	20,650	19,540
R.H. Donnelley Corp., Series A-3, 8.875% 2016	35,175	36,450
Clear Channel Communications, Inc. 4.625% 2008	14,000	13,834
Chancellor Media Corp. of Los Angeles 8.00% 2008	23,750	24,813
Clear Channel Communications, Inc. 4.25% 2009	25,000	24,129
Clear Channel Communications, Inc. 7.65% 2010	15,000	15,352
Clear Channel Communications, Inc. 5.75% 2013	6,580	5,871
Clear Channel Communications, Inc. 5.50% 2014	9,170	7,781
Clear Channel Communications, Inc. 6.875% 2018	1,000	876
J.C. Penney Co., Inc. 8.00% 2010	35,705	38,376
J.C. Penney Co., Inc. 9.00% 2012	10,506	12,194
J.C. Penney Co., Inc. 6.875% 2015	5,000	5,305
J.C. Penney Co., Inc. 7.65% 2016	4,000	4,468
J.C. Penney Co., Inc. 7.625% 2097	23,285	24,400
MGM MIRAGE 6.00% 2009	35,100	34,837
Mandalay Resort Group 6.50% 2009	7,122	7,167
MGM MIRAGE 8.50% 2010	22,830	24,285
MGM MIRAGE 6.75% 2012	9,150	8,921
MGM MIRAGE 6.75% 2013	9,200	8,970
DaimlerChrysler North America Holding Corp. 4.05% 2008	2,560	2,504
DaimlerChrysler North America Holding Corp. 4.75% 2008	1,440	1,427
DaimlerChrysler North America Holding Corp. 5.82% 2009[5]	15,000	15,020
DaimlerChrysler North America Holding Corp. 7.20% 2009	14,000	14,601
DaimlerChrysler North America Holding Corp. 8.00% 2010	15,000	16,162
DaimlerChrysler North America Holding Corp. 7.75% 2011	26,500	28,550
DaimlerChrysler North America Holding Corp. 6.50% 2013	3,200	3,312
NTL Cable PLC 8.75% 2014	16,319	17,237
NTL Cable PLC 9.125% 2016	50,500	53,341
Liberty Media Corp. 7.75% 2009	10,950	11,462
Liberty Media Corp. 7.875% 2009	28,350	29,783
Liberty Media Corp. 8.25% 2030	20,310	20,057
K. Hovnanian Enterprises, Inc. 10.50% 2007	6,000	6,255
K. Hovnanian Enterprises, Inc. 8.00% 2012	3,000	3,045
K. Hovnanian Enterprises, Inc. 8.875% 2012	10,515	10,568
K. Hovnanian Enterprises, Inc. 7.75% 2013	10,215	9,717
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,000	1,870
K. Hovnanian Enterprises, Inc. 6.25% 2016	7,000	6,405
K. Hovnanian Enterprises, Inc. 7.50% 2016	4,090	3,988
K. Hovnanian Enterprises, Inc. 8.625% 2017	15,405	15,963
Neiman Marcus Group, Inc. 9.00% 2015[6]	52,810	56,903
Time Warner Inc. 8.18% 2007	20,000	20,432
AOL Time Warner Inc. 6.875% 2012	6,950	7,387
Time Warner Companies, Inc. 9.125% 2013	5,000	5,845
Time Warner Companies, Inc. 7.25% 2017	8,000	8,725
AOL Time Warner Inc. 7.625% 2031	10,750	12,156
Cox Communications, Inc. 5.94% 2007[5]	8,250	8,291
Cox Communications, Inc. 7.875% 2009	12,500	13,281
Cox Communications, Inc. 4.625% 2010	8,250	8,068
Cox Communications, Inc. 7.75% 2010	10,000	10,814
Cox Communications, Inc. 5.45% 2014	13,500	13,209
Michaels Stores, Inc., Term Loan B, 8.37% 2013[5,8]	12,350	12,381
Michaels Stores, Inc. 10.00% 2014[4]	41,000	41,256
Harrah’s Operating Co., Inc. 7.125% 2007	4,150	4,170
Harrah’s Operating Co., Inc. 5.50% 2010	26,375	25,353
Harrah’s Operating Co., Inc. 5.625% 2015	18,800	15,873
CanWest Media Inc., Series B, 8.00% 2012	43,303	44,007
Royal Caribbean Cruises Ltd. 7.00% 2007	3,000	3,048
Royal Caribbean Cruises Ltd. 8.75% 2011	26,850	29,447
Royal Caribbean Cruises Ltd. 7.25% 2016	10,000	10,181
Viacom Inc. 5.75% 2011	5,000	5,011
Viacom Inc. 6.25% 2016	23,750	23,829
Viacom Inc. 6.875% 2036	12,500	12,627
News America Holdings Inc. 8.00% 2016	6,000	6,972
News America Holdings Inc. 8.25% 2018	4,000	4,750
News America Inc. 6.40% 2035	10,500	10,563
News America Inc. 6.75% 2038	15,000	16,061
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	36,535	35,987
Linens ‘n Things 10.999% 2014[5]	36,500	35,953
Mohegan Tribal Gaming Authority 6.375% 2009	19,780	19,829
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	2,200
Mohegan Tribal Gaming Authority 6.125% 2013	750	747
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	5,018
Mohegan Tribal Gaming Authority 6.875% 2015	5,000	4,988
CSC Holdings, Inc. 7.25% 2008	8,000	8,130
CSC Holdings, Inc., Series B, 8.125% 2009	21,400	22,176
Cablevision Systems Corp., Series B, 8.00% 2012	2,050	2,001
Standard Pacific Corp. 6.50% 2008	5,000	5,013
Standard Pacific Corp. 5.125% 2009	17,750	17,129
Standard Pacific Corp. 6.875% 2011	6,500	6,273
Standard Pacific Corp. 6.25% 2014	3,500	3,202
Vidéotron Ltée 6.875% 2014	21,069	21,016
Vidéotron Ltée 6.375% 2015	10,435	10,018
Radio One, Inc., Series B, 8.875% 2011	16,750	17,294
Radio One, Inc. 6.375% 2013	13,850	12,950
D.R. Horton, Inc. 8.00% 2009	16,650	17,509
D.R. Horton, Inc. 7.875% 2011	550	593
D.R. Horton, Inc. 6.50% 2016	10,000	9,982
KB Home 6.375% 2011	4,000	3,958
KB Home 6.25% 2015	24,800	23,416
Technical Olympic USA, Inc. 9.00% 2010	9,140	8,934
Technical Olympic USA, Inc. 9.00% 2010	2,325	2,273
Technical Olympic USA, Inc. 7.50% 2011	12,775	10,715
Technical Olympic USA, Inc. 10.375% 2012	2,500	2,256
Boyd Gaming Corp. 7.75% 2012	22,800	23,541
American Media Operations, Inc., Series B, 10.25% 2009	15,130	14,411
American Media Operations, Inc. 8.875% 2011	8,930	7,970
Hilton Hotels Corp. 7.625% 2008	2,450	2,514
Hilton Hotels Corp. 7.20% 2009	4,850	5,020
Hilton Hotels Corp. 8.25% 2011	9,618	10,364
Hilton Hotels Corp. 7.50% 2017	3,325	3,541
Kabel Deutschland GmbH 10.625% 2014[4]	19,675	21,372
Toys “R” Us, Inc. 7.625% 2011	9,025	7,852
Toys “R” Us-Delaware, Inc., Term Loan B, 9.643% 2012[5,8]	12,000	12,278
Warner Music Group 7.375% 2014	20,000	19,650
Bon-Ton Department Stores, Inc. 10.25% 2014	18,850	19,203
Tenneco Automotive Inc., Series B, 10.25% 2013	5,325	5,857
Tenneco Automotive Inc. 8.625% 2014	12,675	12,833
Telenet Group Holding NV 0%/11.50% 2014[4,9]	20,027	18,099
Quebecor Media Inc. 7.75% 2016	16,675	16,925
Young Broadcasting Inc. 10.00% 2011	16,890	16,045
Adelphia Communications Corp. 10.25% 2006[7]	13,975	10,831
Adelphia Communications Corp. 10.25% 2011[7]	6,100	4,956
Visteon Corp. 7.00% 2014	18,000	15,705
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	14,536	15,154
Centex Corp. 5.25% 2015	5,000	4,736
Centex Corp. 6.50% 2016	10,000	10,267
Cinemark USA, Inc., Term Loan B, 7.32% 2013[5,8]	3,800	3,838
Cinemark USA, Inc. 9.00% 2013	10,575	11,064
William Lyon Homes, Inc. 7.625% 2012	17,000	14,195
Toll Brothers, Inc. 4.95% 2014	5,000	4,572
Toll Brothers, Inc. 5.15% 2015	10,500	9,560
Hyatt Equities, LLC 6.875% 2007[4]	14,000	14,082
May Department Stores Co. 5.75% 2014	10,215	10,110
Federated Department Stores, Inc. 7.45% 2017	3,000	3,293
Beazer Homes USA, Inc. 8.125% 2016	13,000	13,292
MDC Holdings, Inc. 7.00% 2012	5,000	5,167
MDC Holdings, Inc. 5.50% 2013	8,250	7,833
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	12,350	12,489
Ryland Group, Inc. 5.375% 2012	12,350	11,843
LBI Media, Inc. 10.125% 2012	10,395	11,110
YUM! Brands, Inc. 7.70% 2012	10,000	10,990
Pulte Homes, Inc. 7.875% 2011	5,000	5,424
Pulte Homes, Inc. 7.625% 2017	5,000	5,449
British Sky Broadcasting Group PLC 6.875% 2009	10,000	10,328
Staples, Inc. 7.375% 2012	9,000	9,905
Seminole Tribe of Florida 6.535% 2020[4,8]	10,000	9,857
NVR, Inc. 5.00% 2010	10,000	9,758
TRW Automotive Acquisition Corp. 9.375% 2013	8,988	9,673
EchoStar DBS Corp. 5.75% 2008	9,300	9,265
AMC Entertainment Inc., Series B, 8.625% 2012	8,305	8,606
Regal Cinemas Corp., Series B, 9.375% 2012[3]	7,250	7,632
Burlington Coat Factory Warehouse Corp. 11.125% 2014[4]	7,625	7,539
WCI Communities, Inc. 9.125% 2012	8,045	7,442
Meritage Corp. 7.00% 2014	1,250	1,187
Meritage Homes Corp. 6.25% 2015	6,750	6,126
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	6,700	6,407
Fisher Communications, Inc. 8.625% 2014	5,855	6,206
Aztar Corp. 7.875% 2014	5,500	5,947
Warnaco, Inc. 8.875% 2013	5,625	5,906
Education Management LLC and Education Management Finance Corp. 10.25% 2016[4]	5,500	5,734
Seneca Gaming Corp. 7.25% 2012	3,275	3,312
Seneca Gaming Corp. 7.25% 2012	2,000	2,022
Gamestop Corp. 8.00% 2012	5,000	5,212
Viacom Inc. 5.625% 2007	5,000	5,004
Carnival Corp. 3.75% 2007	5,000	4,911
Reader’s Digest Assn., Inc. 6.50% 2011	4,550	4,413
Walt Disney Co., Series B, 5.375% 2007	3,000	3,002
Marriott International, Inc., Series G, 5.81% 2015	3,000	2,964
Sealy Mattress Co. 8.25% 2014	2,825	2,945
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	2,850	2,722
Gray Communications Systems, Inc. 9.25% 2011	2,000	2,102
Entercom Radio, LLC 7.625% 2014	1,750	1,732
		2,692,473

FINANCIALS — 3.40%
General Motors Acceptance Corp. 6.125% 2007	$ 45,020	$ 44,988
General Motors Acceptance Corp. 6.125% 2007	12,500	12,462
General Motors Acceptance Corp. 6.243% 2007[5]	25,000	24,984
General Motors Acceptance Corp. 6.274% 2007[5]	4,000	4,000
General Motors Acceptance Corp. 6.125% 2008	50,000	49,769
Residential Capital Corp. 6.693% 2008[5]	10,000	10,119
Residential Capital Corp. 6.474% 2009[5]	10,000	10,092
Residential Capital Corp. 7.204% 2009[4,5]	22,000	22,052
Residential Capital Corp. 6.375% 2010	39,900	40,527
General Motors Acceptance Corp. 7.75% 2010	5,710	5,918
Residential Capital Corp. 6.00% 2011	15,000	15,058
General Motors Acceptance Corp. 6.875% 2011	92,370	93,099
General Motors Acceptance Corp. 7.25% 2011	104,895	106,972
General Motors Acceptance Corp. 6.875% 2012	16,145	16,208
General Motors Acceptance Corp. 7.00% 2012	71,305	71,867
General Motors Acceptance Corp. 6.75% 2014	32,000	31,775
General Motors Acceptance Corp. 7.60% 2014[5]	37,000	37,914
Ford Motor Credit Co. 5.80% 2009	4,500	4,300
Ford Motor Credit Co. 7.875% 2010	11,450	11,182
Ford Motor Credit Co. 9.75% 2010[4]	97,300	100,417
Ford Motor Credit Co. 9.875% 2011	7,500	7,757
Ford Motor Credit Co. 10.64% 2011[4,5]	5,055	5,326
ASIF Global Financing XVIII 3.85% 2007[4]	8,500	8,372
International Lease Finance Corp. 4.75% 2009	10,000	9,911
International Lease Finance Corp. 5.125% 2010	15,000	15,032
International Lease Finance Corp. 5.00% 2012	5,000	4,928
American General Finance Corp., Series I, 5.40% 2015	17,250	17,158
ILFC E-Capital Trust I 5.90% 2065[4,5]	22,400	22,773
ILFC E-Capital Trust II 6.25% 2065[4,5]	16,600	16,849
Washington Mutual, Inc. 4.00% 2009	9,000	8,789
Washington Mutual, Inc. 5.00% 2012	7,000	6,862
Washington Mutual, Inc. 5.687% 2012[5]	16,000	15,981
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027	9,425	10,028
Providian Financial Corp., Series A, 9.525% 2027[4]	10,000	10,543
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[4,5]	37,800	37,753
Rouse Co. 3.625% 2009	32,561	30,935
Rouse Co. 7.20% 2012	38,789	40,156
Rouse Co. 6.75% 2013[4]	12,150	12,341
Capital One Financial Corp. 8.75% 2007	3,500	3,527
Capital One Bank 4.875% 2008	20,000	19,894
Capital One Financial Corp. 7.125% 2008	8,848	9,101
Capital One Financial Corp. 5.70% 2011	3,000	3,045
Capital One Financial Corp. 6.25% 2013	30,000	31,289
Capital One Financial Corp. 5.50% 2015	5,000	4,974
Capital One Capital I 7.039% 2027[4,5]	10,500	10,569
Household Finance Corp. 4.125% 2009	15,000	14,560
HSBC Finance Corp. 4.625% 2010	19,000	18,668
Household Finance Corp. 6.375% 2011	6,000	6,302
Household Finance Corp. 6.375% 2012	10,000	10,569
HSBC Bank USA 4.625% 2014[4]	5,000	4,801
HSBC Finance Corp. 5.00% 2015	2,720	2,646
Midland Bank 5.875% Eurodollar note (undated)[5]	5,000	4,312
Simon Property Group, LP 4.875% 2010	11,375	11,250
Simon Property Group, LP 5.375% 2011	32,700	32,768
Simon Property Group, LP 5.60% 2011	2,940	2,976
Simon Property Group, LP 6.35% 2012	5,000	5,242
Simon Property Group, LP 5.875% 2017	5,000	5,102
Société Générale 5.75% 2016[4]	4,000	4,102
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[4,5]	51,200	52,235
MBNA Corp. 5.625% 2007	10,000	10,033
Bank of America Corp. 4.50% 2010	10,000	9,816
MBNA Global Capital Funding, Series B, 6.289% 2027[5]	35,000	34,960
Sumitomo Mitsui Banking Corp. 5.625% (undated)[4,5]	51,900	50,871
Host Marriott, LP, Series G, 9.25% 2007	775	802
Host Marriott, LP, Series I, 9.50% 2007	750	758
Host Marriott, LP, Series M, 7.00% 2012	28,085	28,506
Host Marriott, LP, Series K, 7.125% 2013	10,000	10,162
Host Hotels & Resorts LP 6.875% 2014[4]	10,500	10,592
J.P. Morgan & Co. Inc. 6.70% 2007	5,000	5,073
J.P. Morgan Chase & Co. 4.75% 2015	7,500	7,159
J.P. Morgan Chase & Co. 4.891% 2015	10,000	9,845
J.P. Morgan Chase Capital XX, Series T, 6.55% 2036	16,250	16,891
JPMorgan Chase Capital XVIII, Series R, 6.95% 2036	6,450	7,005
iStar Financial, Inc. 7.00% 2008[1]	6,525	6,670
iStar Financial, Inc., Series B, 4.875% 2009[1]	5,000	4,940
iStar Financial, Inc. 5.375% 2010[1]	10,925	10,883
iStar Financial, Inc. 6.00% 2010[1]	3,750	3,820
iStar Financial, Inc., Series B, 5.125% 2011[1]	10,000	9,836
iStar Financial, Inc. 5.80% 2011[1]	5,000	5,043
iStar Financial, Inc. 6.05% 2015[1]	4,285	4,340
CNA Financial Corp. 6.75% 2006	4,370	4,372
CNA Financial Corp. 6.45% 2008	2,406	2,432
CNA Financial Corp. 6.60% 2008	9,630	9,867
CNA Financial Corp. 5.85% 2014	8,975	9,040
CNA Financial Corp. 6.50% 2016	2,000	2,095
CNA Financial Corp. 7.25% 2023	14,000	15,320
Santander Issuances, SA Unipersonal 5.75% 2016[4,5]	17,200	17,228
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	17,500	17,769
Abbey National PLC 6.70% (undated)[5]	3,635	3,706
CIT Group Inc. 3.65% 2007	7,110	6,990
CIT Group Inc. 6.875% 2009	16,500	17,255
CIT Group Inc. 4.75% 2010	10,000	9,823
CIT Group Inc. 7.75% 2012	4,000	4,439
E*TRADE Financial Corp. 8.00% 2011	3,250	3,388
E*TRADE Financial Corp. 7.375% 2013	8,750	9,034
E*TRADE Financial Corp. 7.875% 2015	24,475	26,005
Lazard Group LLC 7.125% 2015	34,930	36,493
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[4]	8,000	7,878
Prudential Holdings, LLC, Series C, 8.695% 2023[4,8]	22,250	27,515
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686% noncumulative preferred (undated)[4,5]	34,150	34,565
Mangrove Bay Pass Through Trust 6.102% 2033[4,5]	28,000	27,177
Twin Reefs Asset Trust (XLFA), Series B, 6.32% (undated)[4,5]	7,200	7,213
Liberty Mutual Group Inc. 6.50% 2035[4]	23,150	22,926
Liberty Mutual Group Inc. 7.50% 2036[4]	10,100	11,269
EOP Operating LP 7.75% 2007	5,000	5,112
EOP Operating LP 8.10% 2010	6,500	7,062
EOP Operating LP 7.00% 2011	15,000	15,967
EOP Operating LP 6.75% 2012	4,750	5,018
UnumProvident Finance Co. PLC 6.85% 2015[4]	30,500	31,999
UniCredito Italiano SpA 5.584% 2017[4,5]	17,650	17,814
HVB Funding Trust I 8.741% 2031[4]	2,100	2,685
HVB Funding Trust III 9.00% 2031[4]	7,736	10,150
Hospitality Properties Trust 7.00% 2008	1,210	1,234
Hospitality Properties Trust 6.75% 2013	23,315	24,576
Hospitality Properties Trust 6.30% 2016	1,500	1,538
Scotland International Finance No. 2 BV 4.25% 2013[4]	1,500	1,419
HBOS PLC 5.375% (undated)[4,5]	7,795	7,706
HBOS PLC, Series B, 5.92% (undated)[4,5]	17,500	17,166
Lincoln National Corp. 6.20% 2011	5,000	5,195
Lincoln National Corp. 7.00% 2066[5]	18,725	19,745
American Express Co. 6.80% 2066[5]	23,250	24,768
Nationwide Life Insurance Co. 5.35% 2007[4]	8,500	8,500
North Front Pass Through Trust 5.81% 2024[4,5]	10,000	9,953
Nationwide Mutual Insurance Co. 7.875% 2033[4]	5,000	5,974
Development Bank of Singapore Ltd. 7.875% 2010[4]	10,000	10,842
Development Bank of Singapore Ltd. 7.125% 2011[4]	5,000	5,378
DBS Bank Ltd. 5.984% 2021[4,5]	7,250	7,390
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	20,000	19,672
United Dominion Realty Trust, Inc. 5.00% 2012	2,500	2,441
Resona Bank, Ltd. 5.85% (undated)[4,5]	21,675	21,270
Downey Financial Corp. 6.50% 2014	20,000	20,136
Skandinaviska Enskilda Banken AB 4.958% (undated)[4,5]	9,155	8,616
Skandinaviska Enskilda Banken 7.50% (undated)[4,5]	10,405	10,998
Kimco Realty Corp. 6.00% 2012	3,250	3,366
Kimco Realty Corp., Series C, 5.783% 2016	15,000	15,211
Westfield Group 5.40% 2012[4]	5,000	5,002
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[4]	12,500	12,173
Allstate Financial Global Funding LLC 5.25% 2007[4]	16,750	16,746
Monumental Global Funding II, Series 2002-A, 5.20% 2007[4]	16,750	16,741
TuranAlem Finance BV 8.00% 2014	2,390	2,420
TuranAlem Finance BV 8.50% 2015[4]	10,000	10,350
TuranAlem Finance BV 8.50% 2015	2,610	2,701
Developers Diversified Realty Corp. 4.625% 2010	10,140	9,889
Developers Diversified Realty Corp. 5.50% 2015	5,000	4,943
Independence Community Bank Corp. 4.90% 2010	5,000	4,906
Independence Community Bank 3.75% 2014[5]	10,000	9,639
Royal Bank of Scotland Group PLC 5.512% noncumulative trust preferred (undated)[5]	11,500	11,332
National Westminster Bank PLC 7.75% (undated)[5]	3,024	3,083
Realogy Corp. 6.15% 2011[4]	5,000	5,086
Realogy Corp. 6.50% 2016[4]	7,500	7,701
Citigroup Inc. 5.125% 2011	12,500	12,513
Banco Mercantil del Norte 6.135% 2016[4]	2,000	2,020
Banco Mercantil del Norte 6.862% 2021[4]	10,250	10,448
Standard Chartered Bank 5.563% Eurodollar note (undated)[5]	15,000	12,412
New York Life Global Funding 4.625% 2010[4]	12,500	12,304
Plum Creek Timberlands, LP 5.875% 2015	12,300	12,189
SLM Corp., Series A, 5.40% 2011	5,000	5,027
SLM Corp., Series A, 5.375% 2013	7,000	7,018
Kazkommerts International BV 8.50% 2013[4]	1,500	1,605
Kazkommerts International BV 7.875% 2014[4]	10,000	10,338
ZFS Finance (USA) Trust I 6.15% 2065[4,5]	10,500	10,570
Federal Realty Investment Trust 6.125% 2007	10,000	10,045
Willis North America Inc. 5.125% 2010	4,900	4,766
Willis North America Inc. 5.625% 2015	5,500	5,266
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	10,000	9,919
United Overseas Bank Ltd. 5.375% 2019[4,5]	10,000	9,890
Popular North America, Inc., Series E, 3.875% 2008	10,000	9,738
Duke Realty LP 4.625% 2013	10,000	9,568
Zions Bancorporation 5.50% 2015	4,000	3,967
Zions Bancorporation 6.00% 2015	5,000	5,137
ACE INA Holdings Inc. 5.875% 2014	7,000	7,166
ACE Capital Trust II 9.70% 2030	1,250	1,711
Bank of Nova Scotia 5.125% 2085[5]	10,000	8,495
Canadian Imperial Bank of Commerce 5.625% Eurodollar note 2085[5]	10,000	8,350
Assurant, Inc. 5.625% 2014	7,500	7,535
ReliaStar Financial Corp. 6.50% 2008	3,000	3,073
ING Bank NV 5.125% 2015[4]	3,500	3,441
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[4,5]	5,000	5,199
ProLogis 5.625% 2015	5,000	5,013
Brandywine Operating Partnership, LP 5.75% 2012	4,000	4,045
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[4]	4,000	4,005
Principal Life Global Funding I 4.40% 2010[4]	3,000	2,907
BOI Capital Funding (No. 2) LP 5.571% (undated)[4,5]	2,500	2,445
Hartford Financial Services Group, Inc. 5.25% 2011	1,125	1,128
		2,535,799

MORTGAGE-BACKED OBLIGATIONS[8]— 2.97%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	36,750	39,592
Fannie Mae 9.00% 2010	221	227
Fannie Mae 4.89% 2012	10,000	9,864
Fannie Mae 4.00% 2015	7,449	7,130
Fannie Mae 7.00% 2016	264	270
Fannie Mae 5.00% 2018	18,032	17,821
Fannie Mae 5.50% 2018	15,956	16,015
Fannie Mae 10.00% 2018	380	423
Fannie Mae 6.00% 2021	2,043	2,077
Fannie Mae 9.50% 2022	323	355
Fannie Mae 7.50% 2023	149	157
Fannie Mae 7.50% 2023	18	19
Fannie Mae 10.00% 2025	212	236
Fannie Mae, Series 2001-4, Class GA, 10.277% 2025[5]	1,208	1,346
Fannie Mae, Series 2001-4, Class NA, 11.90% 2025[5]	111	123
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,004	1,044
Fannie Mae 7.00% 2031	855	881
Fannie Mae 7.00% 2031	443	457
Fannie Mae 7.50% 2031	425	441
Fannie Mae, Series 2001-20, Class E, 9.61% 2031[5]	1,065	1,163
Fannie Mae 3.742% 2033[5]	4,670	4,589
Fannie Mae 4.481% 2035[5]	2,686	2,644
Fannie Mae 4.573% 2035[5]	7,837	7,722
Fannie Mae 5.00% 2035	50,580	48,886
Fannie Mae 5.00% 2035	26,761	25,865
Fannie Mae 5.00% 2035	7,139	6,900
Fannie Mae 5.50% 2035	56,597	56,031
Fannie Mae 5.50% 2035	18,606	18,411
Fannie Mae 5.50% 2035	8,716	8,629
Fannie Mae 5.50% 2036	37,186	36,750
Fannie Mae 5.50% 2036	23,262	22,990
Fannie Mae 5.50% 2036	8,750	8,647
Fannie Mae 5.50% 2036	4,210	4,161
Fannie Mae 6.00% 2036	24,476	24,629
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	10,000	10,166
Fannie Mae 6.50% 2036	6,615	6,741
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,926	2,003
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,331	1,371
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	2,182	2,269
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	7,966	7,719
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	134,857	133,971
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	32,386	31,820
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	25,286	25,267
Countrywide Alternative Loan Trust, Series 2005-30CB, Class 2-A-1, 5.50% 2035	10,018	9,822
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	9,273	9,241
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	9,152	9,141
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	8,346	8,266
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.563% 2035[5]	8,960	8,970
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	10,981	10,973
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	5,766	5,817
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	9,433	9,425
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	18,980	18,939
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	6,577	6,586
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	6,092	5,958
CS First Boston Mortgage Securities Corp., Series 2003-AR26, Class VI-A-1, 4.13% 2033[5]	32,022	31,830
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	4,446	4,438
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	4,475	4,509
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	7,982	8,006
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	6,674	6,753
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	10,100	10,501
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	21,607	15,156
CS First Boston Mortgage Securities Corp., Series 2006-3, Class 1-A-4A, 5.896% 2036	5,000	5,048
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	10,000	9,681
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910	7,205
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038	8,000	7,977
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 2040	2,400	2,402
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	10,000	9,957
Freddie Mac 8.50% 2008	5	5
Freddie Mac, Series SF02, Class GC, 2.64% 2009	4,140	4,051
Freddie Mac 8.50% 2009	48	49
Freddie Mac 8.50% 2010	96	99
Freddie Mac 5.00% 2018	11,331	11,187
Freddie Mac 5.50% 2018	5,649	5,668
Freddie Mac 11.00% 2018	301	334
Freddie Mac, Series 178, Class Z, 9.25% 2021	114	119
Freddie Mac, Series 2289, Class NB, 11.541% 2022[5]	254	285
Freddie Mac 4.646% 2035[5]	11,846	11,655
Freddie Mac 4.789% 2035[5]	8,532	8,420
Freddie Mac 5.00% 2035	18,698	18,067
Freddie Mac 5.00% 2035	14,558	14,076
Freddie Mac 5.50% 2035	9,210	9,118
Freddie Mac 5.50% 2035	9,198	9,106
Freddie Mac, Series 3061, Class PN, 5.50% 2035	6,870	6,915
Freddie Mac 6.00% 2036	27,686	27,877
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	27,992	27,372
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-1, 5.00% 2018	16,501	16,135
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[5]	4,237	4,179
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[5]	2,951	2,934
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.338% 2033[5]	1,453	1,435
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.48% 2033[5]	800	792
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[5]	4,125	4,050
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.563% 2034[5]	5,385	5,316
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.846% 2037[5]	12,582	12,538
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[5]	20,868	20,951
CHL Mortgage Pass-Through Trust, Series 2003-35, Class 1-A-1, 4.75% 2018	7,832	7,589
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.685% 2033[5]	2,669	2,632
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.832% 2033[5]	16,693	16,575
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2-A-2, 4.524% 2034[5]	32,345	32,162
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.628% 2034[5]	5,113	5,049
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.687% 2035[5]	25,314	25,152
Government National Mortgage Assn. 9.50% 2009	290	300
Government National Mortgage Assn. 9.00% 2016	51	56
Government National Mortgage Assn. 8.50% 2017	36	38
Government National Mortgage Assn. 8.50% 2017	8	9
Government National Mortgage Assn. 8.50% 2017	4	5
Government National Mortgage Assn. 10.00% 2020	1,076	1,219
Government National Mortgage Assn. 8.50% 2021	253	275
Government National Mortgage Assn. 8.50% 2021	62	68
Government National Mortgage Assn. 8.50% 2021	7	7
Government National Mortgage Assn. 9.50% 2021	149	167
Government National Mortgage Assn. 10.00% 2021	1,590	1,800
Government National Mortgage Assn. 10.00% 2025	1,497	1,687
Government National Mortgage Assn. 4.00% 2035[5]	4,981	4,900
Government National Mortgage Assn. 4.00% 2035[5]	1,578	1,548
Government National Mortgage Assn. 4.00% 2035[5]	1,434	1,407
Government National Mortgage Assn. 6.00% 2036	48,667	49,212
Government National Mortgage Assn. 6.00% 2036	12,875	13,019
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	16,755	16,367
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	13,140	12,850
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	9,208	9,151
Residential Accredit Loans, Inc., Series 2005-QS13, Class I-A-5, 5.50% 2035	14,588	14,391
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	100	97
Residential Accredit Loans, Inc., Series 2006-QS10, Class I-A, 6.00% 2035	16,513	16,474
Residential Accredit Loans, Inc., Series 2005-QS14, Class 2-A-1, 6.00% 2035	2,020	2,016
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[4]	10,000	10,046
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[4]	7,000	7,047
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[4]	12,000	12,045
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[4]	5,000	5,020
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[4]	18,000	18,090
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[4]	17,000	17,080
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	10,793	11,312
Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class II-A, 4.194% 2033[5]	35,121	34,583
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.59% 2034[5]	4,395	4,336
Wells Fargo Mortgage-backed Securities Trust, Series 2003-6, Class I-A-1, 5.00% 2018	8,360	8,192
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	8,730	8,592
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.697% 2036	33,058	33,038
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[4]	12,000	12,040
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[4]	8,000	8,035
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[4]	29,000	29,298
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	2,000	1,972
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	14,040	13,972
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-3, 4.719% 2038	7,000	6,772
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	5,687	5,530
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	20,000	19,734
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	10,000	9,794
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[4]	37,750	37,640
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.879% 2036[5]	46,585	46,482
Bear Stearns ARM Trust, Series 2003-8, Class II-A-1, 4.797% 2034[5]	21,444	21,279
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.977% 2034[5]	2,433	2,405
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	20,000	19,544
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[5]	3,046	3,006
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183% 2033[5]	1,819	1,793
Banc of America Mortgage Securities Trust, Series 2003-J, Class 2-A-2, 4.398% 2033[5]	35,262	34,919
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.691% 2034[5]	10,406	10,208
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 4-A-1, 5.50% 2035	14,164	13,903
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	13,905	13,992
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 6.069% 2036[5]	1,336	1,349
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	8,200	8,211
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	15,000	14,643
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	11,000	10,896
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	5,000	4,931
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.029% 2035[5]	9,886	9,930
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.971% 2036[5]	3,717	3,731
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4-A-1, 5.983% 2036[5]	23,597	23,701
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	9,552	9,967
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.229% 2045[5]	17,730	17,786
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	11,116	10,854
J.P. Morgan Mortgage Trust, Series 2005-A1, Class 4-A-1, 4.775% 2035[5]	13,929	13,491
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	5,550	5,358
GE Commercial Mortgage Corp., Series 2005-C4, Class A-M, 5.333% 2045	1,650	1,661
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	17,000	17,175
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	21,393	23,121
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.197% 2030[5]	20,000	20,691
J.P. Morgan Alternative Loan Trust, Series 2006-S1, Class 3-A-5, 5.73% 2036	19,462	19,513
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	19,559	18,943
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.009% 2031[4,5]	75,048	2,055
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	8,249	8,070
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	7,665	8,044
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.205% 2042[5]	17,875	17,904
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	1,752	1,743
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	14,266	14,438
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.58% 2035[5]	14,199	14,219
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.964% 2036[5]	13,710	13,806
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	12,250	12,808
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	12,822	12,808
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	5,639	5,711
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	6,210	6,608
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	7,738	7,720
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC-2, Class II-1A-1, 6.00% 2036	4,339	4,347
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015[4]	10,990	11,729
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	2,147	2,184
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	8,562	8,394
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[4]	10,000	9,975
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.652% 2036[5]	9,448	9,448
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037	7,000	7,011
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.12% 2045[5]	6,904	6,971
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[5]	6,923	6,936
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[5]	7,000	6,855
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	6,502
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014[4]	4,669	4,559
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	845	854
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[4]	3,407	3,425
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.529% 2027[4,5]	333	335
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.731% 2027[4,5]	273	274
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	417	415
		2,217,177

TELECOMMUNICATION SERVICES — 2.83%
Nextel Partners, Inc. 8.125% 2011	19,250	20,309
Nextel Communications, Inc., Series E, 6.875% 2013	66,850	68,380
Nextel Communications, Inc., Series D, 7.375% 2015	224,120	231,680
Sprint Capital Corp. 6.875% 2028	5,000	5,138
Dobson Cellular Systems, Inc. 8.375% 2011[4]	29,600	30,895
American Cellular Corp., Series B, 10.00% 2011	71,900	75,855
Dobson Communications Corp. 9.624% 2012[5]	21,000	21,420
Dobson Cellular Systems, Inc. 9.875% 2012	3,850	4,177
Dobson Communications Corp. 8.875% 2013	76,250	76,631
U S WEST Capital Funding, Inc. 6.375% 2008	7,100	7,144
Qwest Capital Funding, Inc. 7.90% 2010	29,635	30,820
Qwest Capital Funding, Inc. 7.25% 2011	34,645	35,251
Qwest Communications International Inc. 7.25% 2011	30,025	30,626
Qwest Corp. 8.875% 2012	12,400	13,702
U S WEST Capital Funding, Inc. 6.50% 2018	2,000	1,840
Qwest Capital Funding, Inc. 7.625% 2021	8,900	8,767
U S WEST Capital Funding, Inc. 6.875% 2028	32,425	29,345
Qwest Capital Funding, Inc. 7.75% 2031	39,335	38,450
American Tower Corp. 7.25% 2011	52,175	53,871
American Tower Corp. 7.125% 2012	60,225	61,731
American Tower Corp. 7.50% 2012	43,300	44,599
Triton PCS, Inc. 8.75% 2011	26,700	24,164
Triton PCS, Inc. 9.375% 2011	39,845	36,458
Triton PCS, Inc. 8.50% 2013	94,050	89,818
MetroPCS, Inc., Second Lien Loan, 12.938% 2007[5,8]	77,765	82,042
MetroPCS, Inc., First Lien Loan, 10.188% 2011[5,8]	48,375	49,343
Centennial Cellular Corp. 10.75% 2008	3,858	3,887
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	16,000	17,240
Centennial Communications Corp. 11.122% 2013[5]	44,800	46,816
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	49,825	50,136
Intelsat (Bermuda), Ltd. 10.484% 2012[5]	20,575	20,961
Intelsat (Bermuda), Ltd. 8.25% 2013	39,135	40,064
Intelsat (Bermuda), Ltd. 8.625% 2015	6,560	6,839
Intelsat PanAmSat Opco 9.00% 2016[4]	10,000	10,500
Intelsat (Bermuda), Ltd. 9.25% 2016[4]	28,500	30,566
Intelsat (Bermuda), Ltd. 11.25% 2016[4]	6,800	7,438
SBC Communications Inc. 4.125% 2009	17,465	16,962
SBC Communications Inc. 6.25% 2011	5,500	5,702
AT&T Corp. 7.30% 2011[5]	14,789	16,112
SBC Communications Inc. 5.10% 2014	38,500	37,565
SBC Communications Inc. 5.625% 2016	10,000	10,015
SBC Communications Inc. 6.15% 2034	3,500	3,511
AT&T Inc. 6.80% 2036	11,235	12,151
Windstream Corp. 8.125% 2013[4]	6,000	6,435
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	10,000	10,713
Windstream Corp. 8.625% 2016[4]	63,950	69,306
AT&T Wireless Services, Inc. 7.50% 2007	34,250	34,602
AT&T Wireless Services, Inc. 8.125% 2012	34,935	39,475
Telecom Italia Capital SA, Series A, 4.00% 2008	3,000	2,920
Telecom Italia Capital SA, Series B, 5.25% 2013	13,300	12,739
Telecom Italia Capital SA 4.95% 2014	10,000	9,291
Telecom Italia Capital SA 5.25% 2015	10,100	9,461
Telecom Italia Capital SA 7.20% 2036	7,000	7,377
Hawaiian Telcom Communications, Inc. 9.75% 2013	16,945	17,623
Hawaiian Telcom Communications, Inc. 10.789% 2013[5]	15,920	16,398
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	7,075	7,588
Deutsche Telekom International Finance BV 8.00% 2010[5]	7,150	7,811
Deutsche Telekom International Finance BV 5.75% 2016	25,000	24,743
Deutsche Telekom International Finance BV 8.25% 2030[5]	7,000	8,721
France Télécom 7.75% 2011[5]	32,950	36,228
Cricket Communications, Inc. 9.375% 2014[4]	33,225	34,056
Rogers Wireless Inc. 7.25% 2012	11,825	12,475
Rogers Wireless Inc. 7.50% 2015	16,750	17,964
Cincinnati Bell Inc. 7.25% 2013	26,275	27,195
Verizon Global Funding Corp. 6.125% 2007	7,000	7,033
Verizon New York Inc., Series A, 6.875% 2012	6,500	6,792
Verizon Global Funding Corp. 4.90% 2015	3,560	3,404
Verizon Global Funding Corp. 7.75% 2030	8,175	9,582
Koninklijke KPN NV 8.00% 2010	22,150	24,038
Koninklijke KPN NV 8.375% 2030	2,000	2,331
Telefónica Emisiones, SAU 6.421% 2016	5,000	5,191
Telefónica Emisiones, SAU 7.045% 2036	14,500	15,663
TELUS Corp. 7.50% 2007	19,000	19,220
Singapore Telecommunications Ltd. 6.375% 2011[4]	12,000	12,617
Singapore Telecommunications Ltd. 6.375% 2011	4,825	5,073
Rural Cellular Corp. 8.25% 2012	4,000	4,135
Rural Cellular Corp. 11.239% 2012[5]	8,750	9,122
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	11,000	10,998
BellSouth Corp. 6.55% 2034	10,000	10,371
Embarq Corp. 6.738% 2013	10,000	10,292
PCCW-HKT Capital Ltd. 8.00% 2011[4,5]	5,000	5,511
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[4]	4,300	4,089
British Telecommunications PLC 8.375% 2010[5]	2,000	2,248
British Telecommunications PLC 8.875% 2030	4,600	6,250
NTELOS Inc., Term Loan B, 7.57% 2011[5,8]	5,970	6,000
Nordic Telephone Co. Holding ApS 8.875% 2016[4]	4,000	4,210
Millicom International Cellular SA 10.00% 2013	3,500	3,784
Level 3 Financing, Inc. 12.25% 2013	600	680
		2,110,676

INDUSTRIALS — 1.35%
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[8]	11,700	12,234
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[8]	6,829	6,931
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[8]	26,516	27,063
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	5,753	5,979
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	895	930
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	17,114	17,435
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[8]	957	955
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[8]	25,029	25,044
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[8]	792	840
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[8]	5,626	5,636
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	16,946	17,211
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[8]	671	725
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[8]	13,016	14,228
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[8]	5,917	6,142
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[8]	11,424	11,431
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[7],8	5,302	5,885
UAL Corp., Term Loan B, 9.188% 2012[5,8]	84,981	86,574
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[8]	8,492	8,540
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[8]	5,387	5,438
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[7,8]	4,492	2,518
Delta Air Lines, Inc. 8.00% 2007[4,7]	24,410	8,849
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013[8]	5,000	5,016
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[8]	46,035	46,524
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[7,8]	5,000	3,903
Delta Air Lines, Inc. 10.375% 2022[7]	3,000	1,095
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[8]	23,219	23,640
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[8]	1,838	1,742
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[8]	17,745	17,800
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[8]	3,058	3,098
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	2,695	2,815
AMR Corp. 9.00% 2012	11,000	11,605
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[8]	17,838	19,276
AMR Corp. 9.00% 2016	2,000	2,090
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[8]	18,180	17,465
AMR Corp. 10.00% 2021	3,000	3,071
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 2022[8]	8,764	8,462
Allied Waste North America, Inc. 8.50% 2008	8,300	8,777
Allied Waste North America, Inc., Series B, 6.50% 2010	16,000	15,880
Allied Waste North America, Inc., Series B, 5.75% 2011	18,800	18,189
Allied Waste North America, Inc. 7.875% 2013	2,500	2,581
Allied Waste North America, Inc., Series B, 6.125% 2014	11,375	10,764
Allied Waste North America, Inc., Series B, 7.375% 2014	4,500	4,500
Allied Waste North America, Inc. 7.25% 2015	8,500	8,543
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[4,8]	34,323	35,611
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[4,8]	12,159	12,808
Nielsen Finance LLC, Term Loan B, 8.195% 2013[5,8]	14,300	14,389
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[4]	20,000	20,950
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[4,9]	18,100	11,222
Hutchison Whampoa International Ltd. 7.00% 2011[4]	5,000	5,316
Hutchison Whampoa International Ltd. 6.50% 2013[4]	31,000	32,526
NTK Holdings Inc. 0%/10.75% 2014[9]	12,500	8,625
THL Buildco, Inc. 8.50% 2014	27,325	26,232
American Standard Inc. 7.375% 2008	5,935	6,035
American Standard Inc. 8.25% 2009	2,124	2,260
American Standard Inc. 7.625% 2010	16,501	17,409
Qantas Airways Ltd. 6.05% 2016[4]	25,000	25,205
Waste Management, Inc. 6.50% 2008	5,000	5,119
Waste Management, Inc. 5.00% 2014	7,000	6,779
WMX Technologies, Inc. 7.10% 2026	10,125	11,258
Ashtead Group PLC 8.625% 2015[4]	7,500	7,725
Ashtead Capital, Inc. 9.00% 2016[4]	13,175	13,933
General Electric Capital Corp., Series A, 5.375% 2007	8,000	8,003
General Electric Capital Corp., Series A, 6.00% 2012	8,000	8,331
General Electric Co. 5.00% 2013	5,000	4,963
Bombardier Inc. 6.30% 2014[4]	21,700	20,018
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	11,100	11,655
H-Lines Finance Holding Corp. 0%/11.00% 2013[9]	8,448	7,857
Northwest Airlines, Inc. 9.875% 2007[7]	8,400	5,418
Northwest Airlines, Inc. 7.875% 2008[7]	4,000	2,560
Northwest Airlines, Inc. 10.00% 2009[7]	10,000	6,300
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[8]	3,514	3,495
Jacuzzi Brands, Inc. 9.625% 2010	14,991	16,134
John Deere Capital Corp., Series D, 4.375% 2008	9,000	8,894
John Deere Capital Corp. 4.875% 2009	4,000	3,980
John Deere Capital Corp. 5.40% 2011	2,000	2,017
Southwest Airlines Co. 5.25% 2014	15,000	14,739
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	13,952	14,580
Goodman Global Holdings, Inc., Series B, 7.875% 2012	13,000	12,545
RBS Global, Inc. and Rexnord Corp. 9.50% 2014[4]	3,775	3,926
RBS Global, Inc. and Rexnord Corp. 11.75% 2016[4]	6,375	6,662
BNSF Funding Trust I 6.613% 2055[5]	10,000	10,198
DRS Technologies, Inc. 6.625% 2016	10,000	9,950
Accuride Corp. 8.50% 2015	10,200	9,945
Caterpillar Financial Services Corp., Series F, 3.10% 2007	5,000	4,940
Caterpillar Financial Services Corp. 2.70% 2008	3,000	2,880
Caterpillar Financial Services Corp., Series F, 5.446% 2008[5]	400	401
Tyco International Group SA 6.125% 2008	8,000	8,118
Quebecor World Inc. 8.75% 2016[4]	7,625	7,339
CCMG Acquisition Corp. 10.50% 2016[4]	4,500	4,961
Terex Corp. 7.375% 2014	3,500	3,570
Embraer Overseas Ltd. 6.375% 2017[4]	3,000	3,008
H&E Equipment Services, Inc. 8.375% 2016[4]	2,550	2,646
Standard Aero Holdings, Inc. 8.25% 2014	2,500	2,494
Mobile Storage Group, Inc. 9.75% 2014[4]	1,650	1,718
Williams Scotsman, Inc. 8.50% 2015	500	519
		1,005,590

ENERGY — 1.31%
Premcor Refining Group Inc. 9.25% 2010	13,875	14,639
Premcor Refining Group Inc. 6.125% 2011	29,500	30,172
Premcor Refining Group Inc. 6.75% 2011	15,650	16,365
Premcor Refining Group Inc. 9.50% 2013	57,215	62,172
Premcor Refining Group Inc. 6.75% 2014	40,000	41,027
Premcor Refining Group Inc. 7.50% 2015	22,000	23,056
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[4,8]	30,811	29,923
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[8]	593	576
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[4,8]	13,329	14,931
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[8]	4,325	4,845
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,8]	49,350	47,735
Ras Laffan Liquefied Natural Gas III 5.838% 2027[4,8]	59,650	58,054
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[4]	8,000	8,140
Williams Companies, Inc. 6.375% 2010[4]	4,700	4,700
Williams Companies, Inc. 7.372% 2010[4,5]	8,000	8,230
Northwest Pipeline Corp. 8.125% 2010	5,000	5,200
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000	10,362
Williams Companies, Inc. 7.125% 2011	38,750	40,203
Williams Companies, Inc. 8.125% 2012	14,810	15,958
Williams Companies, Inc. 7.875% 2021	10,000	10,625
Williams Companies, Inc. 8.75% 2032	7,000	7,805
El Paso Corp. 7.625% 2007	5,000	5,087
El Paso Corp. 6.375% 2009	800	804
El Paso Corp. 7.75% 2010	2,500	2,606
El Paso Corp. 7.00% 2011	7,800	7,956
El Paso Energy Corp. 7.375% 2012	525	542
El Paso Corp. 7.875% 2012	2,000	2,095
El Paso Natural Gas Co. 7.50% 2026	900	955
Tennessee Gas Pipeline Co. 7.00% 2028	71,500	72,495
Southern Natural Gas Co. 7.35% 2031	5,300	5,592
Southern Natural Gas Co. 8.00% 2032	3,975	4,478
Newfield Exploration Co., Series B, 7.45% 2007	6,000	6,090
Newfield Exploration Co. 7.625% 2011	1,500	1,560
Newfield Exploration Co. 6.625% 2014	32,075	31,714
Newfield Exploration Co. 6.625% 2016	44,400	43,845
Energy Transfer Partners, LP 5.65% 2012	19,125	19,179
Energy Transfer Partners, LP 5.95% 2015	43,635	44,097
Pogo Producing Co. 7.875% 2013[4]	18,500	18,916
Pogo Producing Co. 6.625% 2015	2,400	2,298
Pogo Producing Co. 6.875% 2017	33,650	32,220
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[4,8]	28,500	28,500
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[8]	9,000	9,000
Drummond Co., Inc. 7.375% 2016[4]	37,705	36,197
Devon Financing Corp., ULC 6.875% 2011	29,500	31,477
Qatar Petroleum 5.579% 2011[4,8]	20,000	20,159
Overseas Shipholding Group, Inc. 8.25% 2013	15,710	16,574
Enterprise Products Operating LP, Series B, 5.00% 2015	7,000	6,627
Enterprise Products Operating LP 8.375% 2066[5]	7,500	8,074
XTO Energy Inc. 5.65% 2016	10,000	9,960
Sunoco, Inc. 4.875% 2014	10,060	9,601
Massey Energy Co. 6.875% 2013	7,500	7,069
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[4,8]	7,083	6,993
Pemex Project Funding Master Trust 7.875% 2009	1,600	1,685
Pemex Project Funding Master Trust 7.375% 2014	3,500	3,850
Pemex Project Funding Master Trust 8.625% 2022	500	611
Petrobas International Finance Co. 6.125% 2016	5,000	5,025
Reliance Industries Ltd., Series B, 10.25% 2097	3,125	4,437
Peabody Energy Corp., Series B, 6.875% 2013	4,300	4,386
PETRONAS Capital Ltd. 7.00% 2012[4]	4,000	4,336
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[4,8]	4,108	4,016
OXYMAR 7.50% 2016[4,8]	3,085	3,283
TNK-BP Finance SA 7.50% 2016[4]	1,500	1,572
		980,679

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 1.29%
U.S. Treasury 3.25% 2007	35,000	34,532
U.S. Treasury 3.875% 2007	50,000	49,598
U.S. Treasury 4.375% 2008	45,000	44,740
U.S. Treasury 3.625% 2009	10,000	9,750
U.S. Treasury 0.875% 2010[10]	5,381	5,067
U.S. Treasury 6.50% 2010	40,000	42,303
U.S. Treasury 3.50% 2011[10]	23,429	24,354
U.S. Treasury 3.625% 2013	30,000	28,411
U.S. Treasury 4.25% 2013	273,875	268,611
U.S. Treasury 2.00% 2014[10]	5,517	5,371
U.S. Treasury 4.25% 2014	20,000	19,553
U.S. Treasury 8.875% 2017	40,000	54,125
U.S. Treasury 6.875% 2025	66,750	83,604
U.S. Treasury 6.50% 2026	20,750	25,224
U.S. Treasury 4.50% 2036	20,350	19,644
Fannie Mae 5.25% 2007	41,500	41,525
Fannie Mae 5.25% 2012	53,000	53,405
Freddie Mac 4.125% 2010	40,375	39,385
Freddie Mac 5.25% 2011	10,000	10,155
Freddie Mac 5.50% 2011	30,000	30,826
Federal Home Loan Bank 3.70% 2007	10,000	9,878
Federal Home Loan Bank 5.823% 2009	17,000	17,364
Federal Home Loan Bank 5.625% 2016	10,000	10,329
Federal Agricultural Mortgage Corp. 4.25% 2008	20,000	19,761
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	3,000	3,052
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	9,696
		960,263

MATERIALS — 1.03%
Abitibi-Consolidated Co. of Canada 5.25% 2008	25,650	24,752
Abitibi-Consolidated Finance LP 7.875% 2009	6,136	6,044
Abitibi-Consolidated Inc. 8.55% 2010	10,193	9,849
Abitibi-Consolidated Inc. 7.75% 2011	4,750	4,263
Abitibi-Consolidated Co. of Canada 8.89% 2011[5]	7,100	6,887
Abitibi-Consolidated Co. of Canada 6.00% 2013	13,210	10,568
Abitibi-Consolidated Co. of Canada 8.375% 2015	17,135	15,015
Georgia-Pacific Corp., First Lien Term Loan B, 7.378% 2012[5,8]	11,396	11,468
Georgia-Pacific Corp., Second Lien Term Loan C, 8.39% 2013[5,8]	58,925	59,809
Owens-Illinois, Inc. 8.10% 2007	750	759
Owens-Illinois, Inc. 7.35% 2008	9,800	9,898
Owens-Brockway Glass Container Inc. 8.875% 2009	18,436	18,989
Owens-Illinois, Inc. 7.50% 2010	750	765
Owens-Brockway Glass Container Inc. 7.75% 2011	13,500	13,973
Owens-Brockway Glass Container Inc. 8.75% 2012	6,000	6,360
Owens-Brockway Glass Container Inc. 8.25% 2013	14,000	14,490
Norske Skogindustrier ASA 7.625% 2011[4]	37,141	38,752
Norske Skogindustrier ASA 6.125% 2015[4]	11,250	10,579
Norske Skogindustrier ASA 7.125% 2033[4]	1,845	1,691
Domtar Inc. 5.375% 2013	10,000	8,838
Domtar Inc. 7.125% 2015	40,750	39,120
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	42,860	40,610
Lyondell Chemical Co. 9.50% 2008	18,314	18,886
Equistar Chemicals, LP 10.125% 2008	12,825	13,659
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	625	653
Lyondell Chemical Co. 8.25% 2016	6,000	6,210
Graphic Packaging International, Inc. 8.50% 2011	23,750	24,522
Graphic Packaging International, Inc. 9.50% 2013	13,550	13,990
JSG Funding PLC 9.625% 2012	8,200	8,723
JSG Funding PLC 7.75% 2015	24,200	22,929
Stora Enso Oyj 6.404% 2016[4]	14,500	14,883
Stora Enso Oyj 7.25% 2036[4]	13,000	13,662
Stone Container Corp. 9.75% 2011	752	779
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	3,200	3,120
Stone Container Corp. 8.375% 2012	9,975	9,775
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	15,825	14,836
Georgia Gulf Corp. 9.50% 2014[4]	15,200	15,048
Georgia Gulf Corp. 10.75% 2016[4]	6,000	5,895
United States Steel Corp. 10.75% 2008	5,000	5,413
United States Steel Corp. 9.75% 2010	13,205	14,113
Weyerhaeuser Co. 5.95% 2008	5,331	5,384
Weyerhaeuser Co. 6.75% 2012	3,390	3,554
Weyerhaeuser Co. 7.375% 2032	10,000	10,537
International Paper Co. 4.00% 2010	2,725	2,624
International Paper Co. 6.75% 2011	7,500	7,992
International Paper Co. 5.85% 2012	6,855	7,052
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[9]	13,800	11,661
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	5,150	5,678
UPM-Kymmene Corp. 5.625% 2014[4]	14,440	14,112
Rhodia 10.25% 2010	11,668	13,272
FMG Finance Pty Ltd. 10.625% 2016[4]	11,500	11,385
Allegheny Technologies, Inc. 8.375% 2011	10,500	11,077
NewPage Corp., Series A, 11.739% 2012[5]	10,000	10,850
Ainsworth Lumber Co. Ltd. 7.25% 2012	4,150	3,102
Ainsworth Lumber Co. Ltd. 6.75% 2014	10,000	7,150
Building Materials Corp. of America, Series B, 8.00% 2007	3,500	3,517
Building Materials Corp. of America 8.00% 2008	3,000	2,985
Building Materials Corp. of America 7.75% 2014	3,000	2,745
Chemtura Corp. 6.875% 2016	9,320	9,157
Teck Cominco Ltd. 5.375% 2015	7,950	7,780
AEP Industries Inc. 7.875% 2013	7,300	7,410
Nalco Co. 8.875% 2013	1,275	1,348
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[9]	7,200	5,868
Lafarge 6.15% 2011	3,000	3,083
Lafarge 6.50% 2016	3,690	3,851
AMH Holdings, Inc. 0%/11.25% 2014[9]	11,500	6,814
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	5,860	5,860
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028[8]	5,780	4,584
Ispat Inland ULC 9.75% 2014	3,207	3,597
Covalence Specialty Materials Corp. 10.25% 2016[4]	2,950	2,861
Rockwood Specialties Group, Inc. 10.625% 2011	1,500	1,616
Rockwood Specialties Group, Inc. 7.50% 2014	1,175	1,175
Packaging Corp. of America 4.375% 2008[1]	2,500	2,456
Plastipak Holdings, Inc. 8.50% 2015[4]	2,275	2,366
Earle M. Jorgensen Co. 9.75% 2012	2,000	2,147
Airgas, Inc. 6.25% 2014	1,750	1,676
Corporación Nacional del Cobre de Chile 6.375% 2012[4]	1,500	1,573
Arbermarle Corp. 5.10% 2015	870	831
		771,305

UTILITIES — 1.01%
AES Corp. 9.50% 2009	39,815	42,851
AES Corp. 9.375% 2010	13,252	14,445
AES Corp. 8.75% 2013[4]	68,100	73,463
AES Red Oak, LLC, Series A, 8.54% 2019[8]	33,139	35,790
AES Red Oak, LLC, Series B, 9.20% 2029[8]	7,000	7,875
Mission Energy Holding Co. 13.50% 2008	22,230	24,898
Edison Mission Energy 7.73% 2009	16,720	17,472
Edison Mission Energy 7.50% 2013[4]	20,700	21,373
Edison Mission Energy 7.75% 2016[4]	29,325	30,425
Midwest Generation, LLC, Series B, 8.56% 2016[8]	9,600	10,374
Homer City Funding LLC 8.734% 2026[8]	9,775	11,095
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	24,675	26,803
NRG Energy, Inc. 7.25% 2014	24,525	24,862
NRG Energy, Inc. 7.375% 2016	76,625	77,679
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	6,000	6,645
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	4,250	4,425
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	19,595	21,379
Sierra Pacific Resources 8.625% 2014	2,725	2,967
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	5,675	5,720
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	13,867
Sierra Pacific Resources 6.75% 2017	3,000	3,036
Israel Electric Corp. Ltd. 7.95% 2011[4]	5,000	5,453
Israel Electric Corp. Ltd. 7.70% 2018[4]	22,500	25,012
Israel Electric Corp. Ltd. 8.10% 2096[4]	9,155	10,275
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	8,000	7,998
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	14,500	14,428
Dominion Resources, Inc., Series A, 4.75% 2010	5,000	4,891
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[4]	11,000	11,226
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	12,000	12,580
Exelon Corp. 6.75% 2011	1,000	1,050
Exelon Generation Co., LLC 6.95% 2011	11,300	11,986
Commonwealth Edison Co., First Mortgage Bonds, Series 104, 5.95% 2016	5,000	5,069
Commonwealth Edison Co., First Mortgage Bonds, Series 103, 5.90% 2036	3,850	3,799
PSEG Energy Holdings Inc. 8.625% 2008	3,593	3,746
PSEG Power LLC 7.75% 2011	7,500	8,160
PSEG Power LLC 5.00% 2014	10,000	9,562
Cilcorp Inc. 8.70% 2009	9,000	9,538
Union Electric Co. 5.40% 2016	8,000	7,816
Cilcorp Inc. 9.375% 2029	3,000	3,208
Alabama Power Co., Series X, 3.125% 2008	3,750	3,636
Alabama Power Co., Series R, 4.70% 2010	1,250	1,228
Southern Power Co., Series B, 6.25% 2012	9,000	9,364
Alabama Power Co., Series Q, 5.50% 2017	5,000	5,048
NiSource Finance Corp. 7.875% 2010	15,000	16,231
MidAmerican Energy Co. 4.65% 2014	3,200	3,050
MidAmerican Energy Holdings Co. 6.125% 2036	11,650	12,021
Appalachian Power Co., Series G, 3.60% 2008	6,770	6,600
Appalachian Power Co., Series M, 5.55% 2011	3,000	3,019
Ohio Power Co., Series K, 6.00% 2016	5,000	5,171
Constellation Energy Group, Inc. 6.125% 2009	8,000	8,182
Constellation Energy Group, Inc. 7.00% 2012	5,000	5,380
Mirant Americas Generation, Inc. 8.30% 2011	9,000	9,157
National Grid PLC 6.30% 2016	5,000	5,216
Oncor Electric Delivery Co. 6.375% 2015	5,000	5,200
Scottish Power PLC 5.375% 2015	5,000	4,918
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,100
Enersis SA 7.375% 2014	3,000	3,227
Centerpoint Energy, Inc., Series B, 6.85% 2015	3,000	3,203
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,8]	2,965	2,995
FPL Energy National Wind Portfolio, LLC 6.125% 2019[4,8]	2,006	1,956
		752,143

INFORMATION TECHNOLOGY — 0.93%
Electronic Data Systems Corp. 7.125% 2009	15,515	16,237
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	137,150	139,618
Electronic Data Systems Corp. 7.45% 2029	10,555	11,681
Celestica Inc. 7.875% 2011	63,905	64,864
Celestica Inc. 7.625% 2013	36,195	36,466
Sanmina-SCI Corp., Term Loan B, 7.874% 2008[5,8]	11,000	11,041
Sanmina-SCI Corp. 6.75% 2013	3,000	2,835
Sanmina-SCI Corp. 8.125% 2016	66,950	66,197
NXP BV and NXP Funding LLC 8.118% 2013[4,5]	14,000	14,193
NXP BV and NXP Funding LLC 7.875% 2014[4]	13,750	14,025
NXP BV and NXP Funding LLC 9.50% 2015[4]	27,500	27,878
Jabil Circuit, Inc. 5.875% 2010	53,450	53,758
Flextronics International Ltd. 6.50% 2013	45,000	44,944
SunGard Data Systems Inc. 9.125% 2013	21,050	21,945
SunGard Data Systems Inc. 10.25% 2015	12,500	13,156
Motorola, Inc. 4.608% 2007	10,000	9,935
Motorola, Inc. 8.00% 2011	18,985	21,197
Western Union Co. 5.93% 2016[4]	24,000	24,403
Xerox Corp. 7.125% 2010	21,000	21,866
Hughes Network Systems, LLC and HNS Finance Corp. 9.50% 2014[4]	15,750	16,380
Sabre Holdings Corp. 6.35% 2016	10,770	10,728
Cisco Systems, Inc. 5.25% 2011	9,500	9,566
Serena Software, Inc. 10.375% 2016	8,630	9,213
Sensata Technologies BV 8.00% 2014[4]	7,000	6,790
Nortel Networks Ltd. 9.624% 2011[4,5]	6,500	6,744
Freescale Semiconductor, Inc. 6.875% 2011	5,625	5,906
Hyundai Semiconductor America, Inc. 8.625% 2007[4]	4,860	4,905
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.64% 2011[5]	4,150	3,590
		690,061

ASSET-BACKED OBLIGATIONS[8]— 0.65%
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	10,000	9,835
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[4]	8,900	8,779
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[4]	20,000	20,019
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014	20,000	20,061
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[4]	10,000	9,849
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[4]	20,000	19,863
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[7]	12,867	4,182
Green Tree Financial Corp., Series 1995-2, Class B-2, 8.80% 2026[7]	9,283	4,966
Green Tree Financial Corp., Series 1996-2, Class B-2, 7.90% 2027[7]	8,186	1
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[7]	6,530	1
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[7]	17,523	16,998
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[7]	3,999	—
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2035	12,500	12,211
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036	10,000	9,992
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	11,000	11,019
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	10,000	9,841
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[4]	10,000	9,900
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[4]	10,000	10,045
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.60% 2033[5]	2,056	2,058
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036	11,330	11,188
CWABS, Inc., Series 2006-5, Class 2-A-1, 5.39% 2036[5]	3,666	3,666
CWABS, Inc., Series 2005-12, Class 1-A-1, 5.47% 2036[5]	2,682	2,683
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[4]	1,245	1,233
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[4]	7,500	7,571
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013	10,000	9,950
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.45% 2013[5]	18,000	17,989
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	10,000	9,793
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	8,079
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[4]	6,709	6,689
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[4]	10,000	10,072
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	3,172	3,128
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	10,000	9,969
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 5.488% 2035	11,978	11,937
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	11,500	11,544
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	11,044	11,070
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	10,425	10,506
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[4]	5,000	5,068
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FL, 10.507% 2007[4,5]	5,000	5,068
Home Equity Asset Trust, Series 2004-7, Class M-1, 5.94% 2035[5]	10,000	10,108
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	10,000	10,069
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 2012[4]	10,000	10,020
Providian Master Note Trust, Series 2005-A1A, Class A, 5.38% 2012[4,5]	10,000	10,011
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[4]	10,000	9,991
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	9,150	9,163
First USA Credit Card Master Trust, Series 1997-4, Class C, 6.32% 2010[4,5]	6,500	6,515
First USA Credit Card Master Trust, Series 1998-6, Class C, 6.16% 2011[4]	2,000	2,030
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	8,265	8,229
Argent Securities Trust, Series 2006-M2, Class A-2D, 5.57% 2036[5]	8,000	8,010
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	7,706	7,947
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.82% 2034[5]	7,266	7,295
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	6,931	6,926
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 5.62% 2033[5]	191	191
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 6.07% 2034[5]	7,000	7,069
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[4]	6,375	6,352
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	5,862	5,819
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 5.92% 2013[5]	5,000	5,089
Centex Home Equity Loan Trust, Series 2005-A, Class AF-3, 4.14% 2028	5,000	4,952
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 5.64% 2034[5]	3,588	3,592
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.63% 2035[5]	1,876	1,877
Fremont Home Loan Trust, Series 2005-E, Class 2-A-1, 5.41% 2036[5]	1,391	1,392
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	1,250	1,264
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[4]	966	968
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	309	309
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009	178	178
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[4]	326	324
NPF XII, Inc., Series 1999-3, Class B, 2.763% 2003[4,5,7]	3,000	0
NPF XII, Inc., Series 2001-1A, Class A, 2.30% 2004[4,5,7]	5,000	137
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[4,7]	1,000	27
		482,677

HEALTH CARE — 0.54%
HealthSouth Corp. 11.418% 2014[4,5]	24,450	25,122
HealthSouth Corp. 10.75% 2016[4]	40,000	41,200
Columbia/HCA Healthcare Corp. 7.00% 2007	6,250	6,332
Columbia/HCA Healthcare Corp. 8.85% 2007	12,500	12,616
HCA Inc. 5.50% 2009	11,500	11,636
Columbia/HCA Healthcare Corp. 8.70% 2010	9,500	9,647
HCA — The Healthcare Co. 7.875% 2011	26,300	25,380
Warner Chilcott Corp. 8.75% 2015	47,460	49,240
Tenet Healthcare Corp. 6.375% 2011	17,300	15,311
Tenet Healthcare Corp. 9.875% 2014	15,215	14,968
Tenet Healthcare Corp. 9.25% 2015	14,175	13,519
Cardinal Health, Inc. 4.00% 2015	25,000	22,302
Cardinal Health, Inc. 5.80% 2016[4]	10,000	10,071
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	29,470	31,754
Team Finance LLC and Health Finance Corp. 11.25% 2013	26,600	27,331
Wyeth 5.50% 2016	18,000	18,083
Triad Hospitals, Inc. 7.00% 2012	15,000	14,962
Humana Inc. 6.45% 2016	14,250	14,853
Concentra Operating Corp. 9.50% 2010	4,975	5,224
Concentra Operating Corp. 9.125% 2012	4,755	4,993
Amgen Inc. 4.00% 2009	9,125	8,861
Select Medical Corp. 7.625% 2015	8,500	7,161
Select Medical Holdings Corp. 11.175% 2015[5]	1,750	1,483
Accellent Inc. 10.50% 2013	5,800	6,090
Aetna Inc. 7.875% 2011	4,500	4,939
Universal Health Services, Inc. 7.125% 2016	1,240	1,319
		404,397

CONSUMER STAPLES — 0.40%
SUPERVALU INC., Term Loan B, 7.188% 2012[5,8]	20,648	20,751
SUPERVALU INC. 7.50% 2012	16,628	17,214
Albertson’s, Inc. 7.25% 2013	7,817	7,913
Albertson’s, Inc. 8.00% 2031	12,650	12,822
Tyson Foods, Inc. 6.85% 2016[5]	47,600	49,203
Jean Coutu Group (PJC) Inc. 7.625% 2012	2,500	2,638
Jean Coutu Group (PJC) Inc. 8.50% 2014	33,500	33,039
Spectrum Brands, Inc. 7.375% 2015	30,575	24,919
Stater Bros. Holdings Inc. 8.89% 2010[5]	6,525	6,590
Stater Bros. Holdings Inc. 8.125% 2012	18,100	18,326
Ahold Finance U.S.A., Inc. 6.25% 2009	12,015	12,105
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[8]	3,255	3,371
Dole Food Co., Inc. 7.25% 2010	4,975	4,664
Dole Food Co., Inc. 8.875% 2011	8,075	7,742
Vitamin Shoppe 12.905% 2012[5]	11,650	12,174
Playtex Products, Inc. 8.00% 2011	10,000	10,475
Diageo Finance BV 5.30% 2015	10,000	9,856
Cadbury Schweppes US Finance LLC 5.125% 2013[4]	10,000	9,729
Rite Aid Corp. 9.50% 2011	4,500	4,702
Rite Aid Corp. 7.50% 2015	2,500	2,391
Duane Reade Inc. 9.89% 2010[5]	6,000	6,165
Kellogg Co. 7.45% 2031	5,000	6,081
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017[4,7,8]	5,357	4,489
Smithfield Foods, Inc. 7.625% 2008	1,975	2,017
Smithfield Foods, Inc., Series A, 8.00% 2009	875	920
Smithfield Foods, Inc., Series B, 7.75% 2013	925	960
Gold Kist Inc. 10.25% 2014	3,213	3,703
Pathmark Stores, Inc. 8.75% 2012	845	828
		295,787

NON-U.S. GOVERNMENT BONDS & NOTES — 0.18%
Russian Federation 8.25% 2010[8]	19,639	20,617
Russian Federation 8.25% 2010[4,8]	7,778	8,165
Russian Federation 5.00%/7.50% 2030[8,9]	24,770	27,804
United Mexican States Government Eurobonds, Global 8.375% 2011	3,000	3,365
United Mexican States Government Eurobonds, Global 7.50% 2012	5,470	6,022
United Mexican States Government Global 6.375% 2013	1,475	1,554
United Mexican States Government Global 11.375% 2016	20,184	29,095
United Mexican States Government Global 8.125% 2019	2,061	2,509
United Mexican States Government Global 8.30% 2031	1,965	2,503
United Mexican States Government Global 7.50% 2033	2,833	3,330
State of Qatar 9.75% 2030	9,000	13,388
El Salvador (Republic of) 7.75% 2023	3,000	3,428
El Salvador (Republic of) 7.75% 2023[4]	1,250	1,428
El Salvador (Republic of) 7.65% 2035[4]	750	824
Banque Centrale de Tunisie 7.375% 2012	3,500	3,798
Bulgaria (Republic of) 8.25% 2015	3,000	3,533
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500	3,231
		134,594

		unaudited

Bonds & notes	Principal amount (000)	Market value (000)

MUNICIPALS — 0.06%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	$ 19,750	$ 21,901
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	8,700	9,406
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026	3,840	4,270
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	4,231	4,234
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	4,168	4,167

		43,978

Total bonds & notes (cost: $15,800,458,000)		16,077,599

Short-term securities — 7.22%

CAFCO, LLC 5.23%-5.26% due 11/15/2006-1/18/2007[4]	326,500	324,589
Citigroup Funding Inc. 5.23%-5.24% due 12/6-12/14/2006	125,000	124,309
Freddie Mac 5.10%-5.18% due 11/14/2006-1/23/2007	441,086	438,027
Bank of America Corp. 5.22%-5.27% due 11/17/2006-1/4/2007	300,000	298,267
Ranger Funding Co. LLC 5.25% due 11/3/2006[4]	34,600	34,585
Federal Home Loan Bank 5.07%-5.17% due 11/1/2006-1/24/2007	334,121	332,144
Wal-Mart Stores Inc. 5.19%-5.22% due 11/10-12/19/2006[4]	308,200	306,810
Fannie Mae 5.075%-5.15% due 11/15/2006-3/21/2007	294,000	291,016
Clipper Receivables Co., LLC 5.25%-5.28% due 11/2-12/14/2006[4]	248,200	247,370
Edison Asset Securitization LLC 5.24%-5.25% due 11/3-12/20/2006[4]	151,400	150,721
General Electric Co. 5.24% due 12/28/2006	43,500	43,151
General Electric Capital Services, Inc. 5.23% due 12/12/2006	40,000	39,756
Variable Funding Capital Corp. 5.225%-5.25% due 11/8-12/13/2006[4]	222,000	221,233
CIT Group, Inc. 5.23%-5.25% due 1/5-2/20/2007[4]	152,500	150,755
CIT Group, Inc. 5.26%-5.27% due 11/16/2006-1/4/2007	68,540	68,173
Jupiter Securitization Co., LLC 5.25%-5.26% due 11/21-12/13/2006[4]	124,000	123,299
Park Avenue Receivables Co., LLC 5.25%-5.26% due 11/3-12/19/2006[4]	77,041	76,838
International Bank for Reconstruction and Development 5.09%-5.13% due 11/16-11/29/2006	182,400	181,824
International Lease Finance Corp. 5.22%-5.225% due 11/13-12/11/2006	115,700	115,141
American General Finance Corp. 5.24% due 11/20/2006	50,000	49,854
Federal Farm Credit Banks 5.05%-5.12% due 11/21/2006-2/14/2007	153,800	152,292
Private Export Funding Corp. 5.20%-5.23% due 12/15/2006-3/20/2007[4]	139,000	137,086
Gannett Co. 5.18%-5.20% due 11/7-11/21/2006[4]	127,900	127,638
Coca-Cola Co. 5.19%-5.20% due 11/6-12/11/2006[4]	125,000	124,514
HSBC Finance Corp. 5.18%-5.30% due 11/2-12/1/2006	121,000	120,708
FCAR Owner Trust I 5.27%-5.28% due 11/3-11/10/2006	107,000	106,894
Union Bank of California, N.A. 5.28% due 1/8/2007	100,000	99,995
3M Co. 5.17%-5.22% due 11/27-12/11/2006	95,600	95,163
Tennessee Valley Authority 5.07%-5.135% due 11/9-12/14/2006	84,500	83,986
U.S. Treasury Bills 4.915%-4.925% due 11/9-11/30/2006	79,300	79,195
Triple-A One Funding Corp. 5.25%-5.27% due 11/6-11/15/2006[4]	75,278	75,149
E.I. duPont de Nemours and Co. 5.18% due 11/30/2006[4]	60,000	59,741
Abbott Laboratories 5.20% due 11/1/2006[4]	58,859	58,850
General Dynamics Corp. 5.21% due 11/6-11/17/2006[4]	58,800	58,695
Chevron Funding Corp. 5.22% due 11/27/2006	50,000	49,804
IBM Capital Inc. 5.21% due 12/6/2006[4]	50,000	49,754
NetJets Inc. 5.20% due 11/3/2006[4]	47,769	47,748
American Express Credit Corp. 5.25% due 11/7/2006	40,000	39,960
Caterpillar Financial Services Corp. 5.20% due 11/20/2006	34,600	34,500
Procter & Gamble Co. 5.21% due 12/11/2006[4]	20,600	20,478
Procter & Gamble Co. 5.21% due 12/7/2006[4,11]	14,000	13,925
Hershey Co. 5.19% due 11/10/2006[4]	30,000	29,957
Target Corp. 5.20% due 11/20/2006	25,000	24,928
Kimberly-Clark Worldwide Inc. 5.19% due 11/27/2006[4]	25,000	24,902
Wm. Wrigley Jr. Co. 5.21% due 12/5/2006[4]	25,000	24,874
Pitney Bowes Inc. 5.20% due 11/2/2006[4]	24,750	24,743

Total short-term securities (cost: $5,383,423,000)		5,383,341

Total investment securities (cost: $61,969,450,000)		74,512,350
Other assets less liabilities		58,344

Net assets		$74,570,694

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
2Security did not produce income during the last 12 months.
3Valued under fair value procedures adopted by authority of the board of directors.
4Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $6,207,013,000, which represented 8.32% of the net assets of the fund.
5Coupon rate may change periodically.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Scheduled interest and/or principal payment was not received.
8Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
9Step bond; coupon rate will increase at a later date.
10Index-linked bond whose principal amount moves with a government retail price index.
11This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

unaudited

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended October 31, 2006, appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend or interest income (000)	Market value of affiliates at 10/31/06 (000)

iStar Financial, Inc.	7,240,000	125,000	—	7,365,000	$5,671	$ 341,220
iStar Financial, Inc. 5.375% 2010	$10,925,000	$ —	$ —	$10,925,000	148	10,883
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred	400,000	—	—	400,000	195	10,432
iStar Financial, Inc., Series B, 5.125% 2011	$10,000,000	$ —	$ —	$10,000,000	137	9,836
iStar Financial, Inc. 7.00% 2008	$6,525,000	$ —	$ —	$6,525,000	87	6,670
iStar Financial, Inc. 5.80% 2011	$5,000,000	$ —	$ —	$5,000,000	73	5,043
iStar Financial, Inc., Series B, 4.875% 2009	$5,000,000	$ —	$ —	$5,000,000	70	4,940
iStar Financial, Inc. 6.05% 2015	$4,285,000	$ —	$ —	$4,285,000	65	4,340
iStar Financial, Inc. 6.00% 2010	$3,750,000	$ —	$ —	$3,750,000	57	3,820
iStar Financial, Inc. 8.75% 2008	$1,028,000	$ —	$1,028,000	$ —	10	—
ConAgra Foods, Inc.	26,327,600	—	14,062,600	12,265,000	2,208	320,730
MeadWestvaco Corp.	10,565,696	—	1,000,000	9,565,696	2,430	263,248
Packaging Corp. of America	6,736,800	—	—	6,736,800	1,684	154,744
Packaging Corp. of America 4.375% 2008	$2,500,000	$ —	$ —	$2,500,000	28	2,456
Arthur J. Gallagher & Co.	5,403,700	—	—	5,403,700	1,621	150,493
Macquarie Korea Infrastructure Fund	—	16,184,150	—	16,184,150	640	109,968
Goodman Fielder Ltd.	67,000,000	—	—	67,000,000	2,621	107,892
Sunstone Hotel Investors, Inc.	3,593,400	—	—	3,593,400	1,078	105,862
Worthington Industries, Inc.	3,414,900	2,300,000	—	5,714,900	580	98,753
Tupperware Brands Corp.	3,865,000	—	—	3,865,000	850	82,054
Beverly Hills Bancorp Inc.	1,848,400	—	552,500	1,295,900	162	10,873
Clarent Hospital Corp.	484,684	—	—	484,684	—	121
Montpelier Re Holdings Ltd.*	4,465,000	—	4,465,000	—	152	—
Premier Farnell PLC*	21,050,000	—	21,050,000	—	—	—
					$20,567	$1,804,378

*Unaffiliated issuer at 10/31/2006.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$12,746,405
Gross unrealized depreciation on investment securities	(223,961)
Net unrealized appreciation on investment securities	12,522,444
Cost of investment securities for federal income tax purposes	61,989,906

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully beforeinvesting.

MFGEFP-906-1206-S6878

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA, INC.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 29, 2006

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: December 29, 2006